Commitments and contingencies - Toro's sale agreement (Details) (Toro's sale agreement, USD $) In Thousands, unless otherwise specified	1 Months Ended		6 Months Ended
	Jan. 29, 2009	Feb. 13, 2009	Jul. 17, 2008
Toro's sale agreement
Size of Vessels			73,034 dwt
Vessel Sale Price			$ 63,400
Revised vessel sale price	36,000
Security Deposit Released In Favor Of Company	6,300
Additional Security deposit	1,500
Security deposit not paid		$ 1,500